Property, Plant and Equipment - Schedule of Cost of Freehold Land (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 4,379	£ 4,583	£ 4,867
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,852	9,044	£ 9,506
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 151	£ 238